Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Stock Options Equity Settled Share Based Payments [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement	over a five-year
Description of maximum term of options granted for share based payment arrangement	seven-year
Number of days proceeding the date of the grant	5 days
Phantom Share Entitlement [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement	over a five-year
Description of maximum term of options granted for share based payment arrangement	seventh anniversary
Number of days proceeding the date of the grant	5 days
Bottom of range [member]
Statements [Line Items]
Rental equipment useful life	5 years
Estimated useful life of the overhaul	2 years
Useful life measured as period of time, Intangible assets other than goodwill	3 years
Top of range [member]
Statements [Line Items]
Rental equipment useful life	20 years
Estimated useful life of the overhaul	5 years
Useful life measured as period of time, Intangible assets other than goodwill	12 years
Joint ventures [member]
Statements [Line Items]
Proportion of ownership interest in joint venture	65.00%
Roska DBO [Member]
Statements [Line Items]
Proportion of ownership interest in associate	45.00%